Net gain or loss on financial instruments at fair value through profit or loss - Summary of gains related to financial instruments at FVTPL (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total	₩ 725,939	₩ 1,492,783	₩ 488,486
Gain on financial instruments at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Total	723,045	1,512,430	488,486
Loss on financial instruments designated to be measured at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Total	₩ 2,894	₩ (19,647)	₩ 0